Significant Transactions (Details) - Schedule of estimated acquisition date fair value of consideration - Viridian Sciences Inc. [Member] $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Business Acquisition, Contingent Consideration [Line Items]
Shares issued	$ 6,186
Contingent consideration	2
Total fair value of consideration transferred	$ 6,188